UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06349

Name of Fund:   BlackRock Latin America Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Latin America Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 04/30/2015

Item 1 – Report to Stockholders

APRIL 30, 2015

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Emerging Markets Fund, Inc.

BlackRock Latin America Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	APRIL 30, 2015

The Markets in Review

Dear Shareholder,

Financial market performance was generally positive for the 6- and 12-month periods ended April 30, 2015, although volatility increased from the remarkably low levels seen in recent years. In 2014, as the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program (which ultimately ended in October), U.S. interest rates surprisingly trended lower and stock prices forged ahead despite high valuations on the back of a multi-year bull market.

Around mid-year, however, geopolitical tensions intensified in Ukraine and the Middle East and oil prices became highly volatile, stoking worries about economic growth outside the United States. As the U.S. economy continued to post stronger data, investors grew concerned that the Fed would raise short-term rates sooner than previously anticipated. The U.S. dollar appreciated and global credit markets tightened, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

U.S. economic growth picked up considerably in the fourth quarter while the broader global economy showed signs of slowing. U.S. markets significantly outperformed international markets during this period even as the European Central Bank (“ECB”) and the Bank of Japan eased monetary policy, which drove further strengthening in the U.S. dollar. Oil prices plummeted due to a global supply-and-demand imbalance, sparking a selloff in energy-related assets and stress in emerging markets. Fixed income investors piled into U.S. Treasuries as their persistently low yields became attractive as compared to international sovereign debt.

Equity markets reversed in 2015, with U.S. stocks underperforming international markets. Investors had held high expectations for the U.S. economy, but after a harsh winter, first-quarter data disappointed and high valuations took their toll on U.S. stocks. The continued appreciation of the dollar was an additional headwind for exporters. Although U.S. economic momentum had broadly weakened, the labor market — a key determinant for the Fed’s decision on the future of interest rate policy — showed improvement, keeping investors on edge about when to expect the first rate hike.

In contrast, economic reports in Europe and Asia easily beat investors’ very low expectations, and accommodative policies from central banks in those regions helped international equities rebound. The ECB’s asset purchase program was the largest in scale and effect on the markets. Global sentiment improved with a ceasefire in Ukraine and an improving outlook for Greece’s continued membership in the eurozone. Emerging market stocks rebounded in April as oil prices appeared to stabilize.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.40%	12.98%
U.S. small cap equities (Russell 2000® Index)	4.65	9.71
International equities (MSCI Europe, Australasia, Far East Index)	6.81	1.66
Emerging market equities (MSCI Emerging Markets Index)	3.92	7.80
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.59	8.03
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	2.06	4.46
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.27	4.86
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.52	2.59
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2015	BlackRock Emerging Markets Fund, Inc.

Investment Objective

BlackRock Emerging Markets Fund, Inc.’s (the “Fund”) investment objective is to seek long-term capital appreciation by investing in securities, principally equity securities, of issuers in countries having smaller capital markets.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended April 30, 2015, the Fund underperformed the benchmark, the MSCI Emerging Markets Index.

What factors influenced performance?

•

Stock selection within the consumer discretionary sector and in China represented the principal detractors for the period. The Fund’s underexposure to China going into 2015 significantly detracted from performance as the Fund was unable to fully participate in the cyclically driven Chinese equity rally. Given the strength of the Chinese stock market, investors who were overweight in markets negatively correlated with China were further penalized. This was the case for the Fund given its bias toward high quality growth and its overweights in markets such as Mexico and India. The largest individual detractor for the period was the Brazilian private education firm Kroton Educacional SA, amid increased concerns surrounding growth expectations for the company due to rumors of impending government cutbacks to education loan subsidies.

•

Broad country and sector allocation decisions contributed to performance during the period. In particular, an underweight in energy at the start of the period helped to insulate the Fund from the sharp decline in oil prices that began in November 2014. The decision to subsequently increase exposure to the sector in the first quarter of 2015 also added to performance as the price of crude oil rebounded. Security selection within Russia contributed to performance as the Fund took advantage of the relative mispricing of fundamentally sound businesses there in the wake of continued geopolitical tensions in the region.

Describe recent portfolio activity.

•

During the six-month period, the Fund began to shift away from its longstanding bias toward developed markets. Most recently, the Fund started to redeploy capital to domestic-focused emerging market businesses and more cyclical sectors, as U.S. dollar weakness and the rebound in oil prices appeared supportive of emerging market company earnings. The Fund also increased its China exposure to a slight overweight relative to the benchmark, while repositioning holdings in China toward more cyclical stocks. Most notably, the Fund initiated positions in the major Chinese oil company CNOOC Ltd. as well as the Industrial & Commercial Bank of China Ltd. The Fund also increased its position sizes in Bank of China Ltd., Anhui Conch Cement Co., Ltd., and the real estate firm China Overseas Land and Investment Limited, as the Chinese government remains supportive of these industries. On a sector basis, the Fund significantly increased its allocation to the financials sector, while eliminating its health care exposure.

Describe portfolio positioning at period end.

•

Relative to the MSCI Emerging Markets Index, the Fund remained overweight in India and in the information technology and financial sectors. The Fund was underweight in Malaysia and in the telecommunication services and consumer staples sectors.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Bank of China Ltd., Class H	6%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	5
Itau Unibanco Holdings SA, Preference Shares – ADR	4
SK Hynix, Inc.	3
SK Telecom Co Ltd.	3
China Overseas Land & Investment Ltd.	3
Credicorp Ltd.	2
Anhui Conch Cement Co., Ltd. Class H	2
China Merchants Holdings International	2
Lukoil OAO – ADR	2

Geographic Allocation	Percent of Long-Term Investments

China	17%
Taiwan	13
South Korea	12
India	9
Hong Kong	9
Brazil	7
Mexico	6
South Africa	5
Russia	5
United States	3
Thailand	2
Peru	2
Philippines	2
Indonesia	2
Switzerland	2
Ireland	2
United Arab Emirates	1
Turkey	1

4	SEMI-ANNUAL REPORT	APRIL 30, 2015

BlackRock Emerging Markets Fund, Inc.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of issuers located in countries with developing capital markets.

[3]

A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Performance Summary for the Period Ended April 30, 2015

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	0.08%	5.85%	N/A	2.83%	N/A	8.93%	N/A
Investor A	(0.15)	5.38	(0.15)%	2.47	1.37%	8.59	8.01%
Investor B	(0.69)	4.28	(0.22)	1.46	1.08	7.84	7.84
Investor C	(0.47)	4.53	3.53	1.62	1.62	7.71	7.71
MSCI Emerging Markets Index	3.92	7.80	N/A	3.02	N/A	9.58	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 9 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[5]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,000.80	$5.71	$1,000.00	1,019.09	$5.76	1.15%
Investor A	$1,000.00	$998.50	$7.88	$1,000.00	1,016.91	$7.95	1.59%
Investor B	$1,000.00	$993.10	$13.44	$1,000.00	1,011.31	$13.56	2.72%
Investor C	$1,000.00	$995.30	$11.97	$1,000.00	1,012.79	$12.08	2.42%

[5]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	APRIL 30, 2015	5

Fund Summary as of April 30, 2015	BlackRock Latin America Fund, Inc.

Investment Objective

BlackRock Latin America Fund Inc.’s (the “Fund”) investment objective is to seek long-term capital appreciation by investing primarily in Latin American equity and debt securities.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended April 30, 2015, the Fund underperformed its benchmark, the MSCI Emerging Markets Latin America Index.

What factors influenced performance?

•

An underweight in Chile weighed on returns, as Chile was one of the best performing countries during the period given expectations of more market friendly policies from the current administration. An overweight in Brazil also detracted from performance as the Brazilian equity market suffered from fiscal adjustments by the new administration, the Petrobras (Petróleo Brasileiro S.A.) scandal investigation, concerns over potential for energy rationing and rising unemployment. The largest individual detractors included overweights in the Brazilian secondary education provider Kroton Educacional SA, the diversified Mexican multinational Alfa SAB de CV and the Brazilian conglomerate Cosan Ltd. Continued uncertainty in the Brazilian education sector around changes in government-financed student loans and budget cuts weighed on Kroton Educacional. Alfa SAB suffered as a result of falling oil prices given its investment in the independent oil & gas producer Pacific Rubiales, while Cosan Ltd. was negatively affected by a decline in sugar prices during the period.

•

During the six-month period, the Fund received positive contributions from an underweight in Colombia, the economy hit the hardest by the fall in oil prices, and an overweight in Peru, where conditions benefited from infrastructure investment and falling tax rates. Stock selection in Mexico and Brazil also added to performance. Individual contributors included an underweight in the Brazilian metals & mining company Vale SA, an overweight in Wal-Mart de Mexico SAB de CV and an overweight in the paper & forest products company Fibria Celulose SA from Brazil. The Fund exited its position in Vale SA early in the period, thereby avoiding a decline in the stock in the wake of falling iron ore prices and weak demand. The Fund’s overweight in Wal-Mart de Mexico contributed positively as Mexico’s domestic consumption appears to be increasing. In addition, Fibria Celulose has benefited from a weaker Brazilian real and stable paper pulp prices in U.S. dollar terms.

Describe recent portfolio activity.

•

During the period, the Fund reduced its exposure to Brazil and increased exposure to Mexico. In Brazil, the Fund exited the state-owned oil company Petrobras as well as Vale, and reduced exposure to Kroton. Petrobras was negatively impacted by lower oil prices and the ongoing corruption investigation the company is involved in. The decision to exit Vale was predicated on the ongoing weakness in iron ore prices and the investment manager’s view that recovery for those prices was still months away. The Fund reduced its position in Kroton given the previously mentioned concerns regarding changes to student loans as well as budget cuts. The Fund also reduced exposure to financials in Brazil given macroeconomic headwinds. In Mexico, the Fund added to its financials holdings via Grupo Financiero Banorte SAB de CV and to the consumer conglomerate FEMSA. The Fund also initiated a position in the mining firm Grupo Mexico given attractive valuations and advances concerning the proposed listing of the company’s logistics assets.

Describe portfolio positioning at period end.

•

The Fund was positioned with a defensive stance relative to Brazil, with an underweight to the country relative to the benchmark, and with a tilt toward sectors in financials and consumer staples over energy and commodities. Mexico was the Fund’s largest overweight given the gradual improvement in that country’s economy. The Fund also retained its preference for Peru over Colombia in terms of its allocation. Chile remained the Fund’s largest country underweight due to weak economic growth and political uncertainty.

6	SEMI-ANNUAL REPORT	APRIL 30, 2015

BlackRock Latin America Fund, Inc.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Itau Unibanco Holding SA, Preference Shares – ADR		9%
Banco Bradesco SA – ADR		7
AMBEV SA		6
Cemex SAB de CV – ADR		5
BB Seguridade Participacoes SA		5
Fomento Economico Mexicano SAB de CV – ADR		5
Credicorp Ltd.		4
Grupo Televisa SAB – ADR		4
Wal-Mart de Mexico SAB de CV		4
BRF SA – ADR		4
Geographic Allocation	Percent of Long-Term Investments

Brazil	52%
Mexico	36
Peru	8
Chile	4

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]	Under normal market conditions, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in Latin American securities.

[3]	A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets in Latin America.

Performance Summary for the Period Ended April 30, 2015

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(13.98)%	(14.55)%	N/A	(5.44)%	N/A	9.64%	N/A
Investor A	(14.10)	(14.79)	(19.26)%	(5.69)	(6.70)%	9.36	8.77%
Investor B	(14.52)	(15.59)	(19.37)	(6.54)	(6.91)	8.62	8.62
Investor C	(14.46)	(15.47)	(16.31)	(6.46)	(6.46)	8.49	8.49
MSCI Emerging Markets Latin America Index	(13.55)	(15.08)	N/A	(5.54)	N/A	9.40	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 9 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT	APRIL 30, 2015	7

BlackRock Latin America Fund, Inc.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[5]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$860.20	$6.18	$1,000.00	$1,018.15	$6.71	1.34%
Investor A	$1,000.00	$859.00	$7.51	$1,000.00	$1,016.71	$8.15	1.63%
Investor B	$1,000.00	$854.80	$12.00	$1,000.00	$1,011.85	$13.02	2.61%
Investor C	$1,000.00	$855.40	$11.45	$1,000.00	$1,012.45	$12.42	2.49%

[5]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

8	SEMI-ANNUAL REPORT	APRIL 30, 2015

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor B Shares are subject to a maximum CDSC of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. These shares are only available through exchanges and distribution reinvestments by current holders and for purchase by certain employer-sponsored retirement plans.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, waived a portion of the Funds’ expenses. Without such waiver, the Funds’ performance would have been lower. The Manager is under no obligation to waive or to continue waiving its fees and such voluntary waiver may be reduced or discontinued at any time. See Note 5 of the Notes to Financial Statements for additional information on waivers.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples on previous pages (which are based on a hypothetical investment of $1,000 invested on November 1, 2014 and held through April 30, 2015) are intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

SEMI-ANNUAL REPORT	APRIL 30, 2015	9

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 8.0%
Banco Nacional SA, Preference Shares (a)	42,567,626	$141
BB Seguridade Participacoes SA	1,137,517	13,308,377
BRF SA	332,270	7,102,072
Itau Unibanco Holding SA, Preference Shares — ADR	2,936,650	37,647,853
Kroton Educacional SA	2,461,671	8,987,332
Suzano Papel e Celulose SA, Preference ‘A’ Shares	378,457	1,896,713

		68,942,488
China — 17.9%
Alibaba Group Holding Ltd. — SP ADR (a)	98,153	7,978,857
Anhui Conch Cement Co., Ltd., Class H	4,638,000	18,752,623
Baidu, Inc. — ADR (a)	59,445	11,905,645
Bank of China Ltd., Class H	79,491,200	54,467,608
CITIC Securities Co. Ltd., Class H	3,323,500	14,722,771
CNOOC Ltd.	7,865,000	13,411,491
Huadian Fuxin Energy Corp., Ltd.	17,768,000	9,556,752
Industrial & Commercial Bank of China Ltd., Class H	5,614,000	4,869,925
PetroChina Co. Ltd., Class H	4,142,000	5,342,198
Tencent Holdings Ltd.	670,110	13,830,313

		154,838,183
Hong Kong — 9.6%
AIA Group Ltd.	1,588,800	10,566,274
ASM Pacific Technology Ltd.	948,600	10,587,573
China Merchants Holdings International Co. Ltd.	4,092,467	18,566,159
China Overseas Land & Investment Ltd.	5,418,000	22,568,028
Haier Electronics Group Co. Ltd.	4,204,000	12,093,341
Melco Crown Entertainment Ltd. — ADR	428,686	8,753,768

		83,135,143
India — 8.9%
Axis Bank, Ltd.	1,057,614	9,479,077
Coal India Ltd.	2,121,778	12,083,745
ICICI Bank Ltd. — ADR	1,582,121	17,292,582
ITC Ltd.	2,139,522	10,858,457
Just Dial Ltd.	431,345	7,251,365
Larsen & Toubro Ltd.	316,200	8,098,876
Tata Motors Ltd. — ADR	280,525	11,554,825

		76,618,927
Indonesia — 1.7%
Astra International Tbk PT	13,648,324	7,182,180
Bank Central Asia Tbk PT	7,510,224	7,776,139

		14,958,319
Ireland — 1.8%
Dragon Oil PLC	1,599,180	15,200,500
Mexico — 6.4%
Cemex SAB de CV (a)	19,039,382	18,366,762
Common Stocks	Shares	Value
Mexico (concluded)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,126,930	$8,023,371
Grupo Financiero Banorte SAB de CV, Series O	2,415,846	13,775,141
Grupo Televisa SAB — ADR (a)	307,457	11,194,509
Kimberly-Clark de Mexico SAB de CV, Class A	1,843,095	4,088,158

		55,447,941
Peru — 2.3%
Credicorp Ltd.	129,365	19,734,631
Philippines — 1.7%
BDO Unibank, Inc.	5,866,100	14,345,328
Russia — 5.2%
Lukoil OAO — ADR	467,210	23,910,403
Magnit OJSC — GDR	193,494	10,615,576
Mail.ru Group Ltd. — GDR (a)(b)	438,013	10,448,555

		44,974,534
South Africa — 4.8%
FirstRand Ltd.	2,289,995	10,939,518
Mr. Price Group Ltd.	394,246	8,417,194
Naspers Ltd., Class N (c)	50,660	7,947,834
Sanlam Ltd.	2,241,050	14,494,249

		41,798,795
South Korea — 11.4%
Doosan Infracore Co., Ltd. (a)	779,642	8,616,502
LG Display Co., Ltd.	241,029	6,674,837
Samsung Electronics Co. Ltd.	4,321	5,668,520
Samsung Electronics Co. Ltd., Preference Shares	17,424	17,679,982
SK Hynix, Inc.	628,587	26,894,128
SK Telecom Co. Ltd.	95,864	25,688,951
Wonik IPS Co. Ltd. (a)	668,195	7,477,995

		98,700,915
Switzerland — 1.8%
Luxoft Holding, Inc. (a)	291,105	15,087,972
Taiwan — 13.3%
Cathay Financial Holding Co. Ltd.	8,174,650	14,281,313
CTBC Financial Holding Co. Ltd.	19,326,000	15,042,840
Delta Electronics, Inc.	1,478,000	8,893,814
Eclat Textile Co., Ltd.	698,000	9,345,046
Himax Technologies, Inc., ADR	593,510	3,632,281
Hon Hai Precision Industry Co. Ltd.	5,483,582	16,431,261
Pixart Imaging, Inc.	1,717,000	5,233,200
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	1,710,909	41,814,616

		114,674,371
Thailand — 2.3%
Kasikornbank PCL (a)	399,608	2,545,660
Kasikornbank PCL — NVDR	1,621,300	10,287,604

Portfolio Abbreviations

ADR	American Depositary Receipts
BRL	Brazilian Real
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
USD	U.S. Dollar

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	11

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares			Value
Thailand (concluded)
Siam Cement PCL — NVDR		445,378		$7,246,565

				20,079,829
Turkey — 0.9%
Turkiye Halk Bankasi		1,589,968		8,054,495
United Arab Emirates — 1.3%
Emaar Properties PJSC		5,227,450		11,591,781
United States — 2.7%
Cognizant Technology Solutions Corp., Class A (a)		108,762		6,366,927
First Cash Financial Services, Inc. (a)		133,647		6,460,496
Samsonite International SA		2,792,900		10,186,176

				23,013,599
Total Common Stocks — 102.0%				881,197,751

Participation Notes
South Korea — 1.2%
UBS AG (Shinhan Financial Group Co., Ltd. due 2/22/16) (a)		247,819		10,217,910
Total Long-Term Investments (Cost — $761,122,493 — 103.2%)				891,415,661
Short-Term Securities			Shares		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (d)(e)			3,579,673		$3,579,673

			Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)(f)	USD		72		71,706
Total Short-Term Securities (Cost — $3,651,379) — 0.4%					3,651,379
Total Investments (Cost — $764,773,872) — 103.6%					895,067,040
Liabilities in Excess of Other Assets — (3.6)%					(30,808,995)

Net Assets — 100.0%					$864,258,045

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$7,947,834	$(173,720)

(d)	Represents the current yield as of report date.

(e)	During the six months ended April 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2014	Net Activity	Shares/Beneficial Interest Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	43,360,200	(39,780,527)	3,579,673	$8,232
BlackRock Liquidity Series, LLC, Money Market Series	$2,234,028	$(2,162,322)	$71,706	$136,666

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (concluded)	BlackRock Emerging Markets Fund, Inc.

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$68,942,347	—	$141	$68,942,488
China	19,884,502	$134,953,681	—	154,838,183
Hong Kong	8,753,768	74,381,375	—	83,135,143
India	39,705,864	36,913,063	—	76,618,927
Indonesia	—	14,958,319	—	14,958,319
Ireland	—	15,200,500	—	15,200,500
Mexico	55,447,941	—	—	55,447,941
Peru	19,734,631	—	—	19,734,631
Philippines	—	14,345,328	—	14,345,328
Russia	5,444,544	39,529,990	—	44,974,534
South Africa	—	41,798,795	—	41,798,795
South Korea	—	98,700,915	—	98,700,915
Switzerland	15,087,972	—	—	15,087,972
Taiwan	45,446,897	69,227,474	—	114,674,371
Thailand	—	20,079,829	—	20,079,829
Turkey	—	8,054,495	—	8,054,495
United Arab Emirates	—	11,591,781	—	11,591,781
United States	12,827,423	10,186,176	—	23,013,599
Participation Notes	—	10,217,910	—	10,217,910
Short-Term Securities	3,579,673	71,706	—	3,651,379

Total	$294,855,562	$600,211,337	$141	$895,067,040

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,872,418	—	—	$2,872,418
Liabilities:
Bank overdraft	—	$(204,695)	—	(204,695)
Collateral on securities loaned at value	—	(71,706)	—	(71,706)

Total	$2,872,418	$(276,401)	—	$2,596,017

During the six months ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	13

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks		Shares		Value
Brazil — 49.6%
AMBEV SA, ADR		2,067,000		$13,084,110
Arezzo Industria e Comercio SA		146,000		1,190,601
Banco Bradesco SA — ADR		1,569,000		16,772,610
BB Seguridade Participacoes SA		940,000		10,997,527
BRF SA — ADR		404,000		8,673,880
CCR SA		578,000		3,184,520
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares		135,000		4,570,272
Cielo SA		356,600		4,963,841
Cosan Logistica SA (a)		1,154,000		919,232
Cosan SA Industria e Comercio		294,000		2,878,574
Fibria Celulose SA (a)		119,000		1,668,714
Fibria Celulose SA — Sponsored ADR (a)		159,000		2,227,590
Hypermarcas SA (a)		45,000		296,918
Iguatemi Empresa de Shopping Centers SA		125,000		1,120,165
Itau Unibanco Holding SA, Preference Shares — ADR		1,569,000		20,114,580
Klabin SA, Preference Shares		331,000		2,030,196
Kroton Educacional SA		804,212		2,936,103
Odontoprev SA		328,000		1,143,066
Porto Seguro SA		17,587		220,002
Qualicorp SA (a)		274,000		2,255,331
Raia Drogasil SA		186,000		2,111,286
Telefonica Brasil SA, Preference Shares		227,200		3,770,391
Transmissora Alianca de Energia Eletrica SA		192,000		1,263,665
Ultrapar Participacoes SA		274,000		6,305,833
WEG SA		300,589		1,601,239

				116,300,246
Chile — 2.7%
CorpBanca		141,055,000		1,597,693
Empresa Nacional de Electricidad SA		747,000		1,150,818
Empresa Nacional de Electricidad SA, ADR		25,000		1,153,000
SACI Falabella		331,000		2,581,979

				6,483,490
Colombia — 0.6%
Cemex Latam Holdings SA (a)		275,000		1,535,475
Mexico — 35.4%
Alfa SAB de CV, Series A		1,618,000		3,285,145
Alsea SAB de CV (a)(b)		363,000		1,090,041
America Movil SAB de CV, Series L — ADR		400,000		8,356,000
Arca Continental SAB de CV		232,000		1,425,238
Cemex SAB de CV — ADR (a)		1,222,000		11,755,640
Concentradora Fibra Hotelera Mexicana SA de CV		586,000		791,799
Corp. Inmobiliaria Vesta SAB de CV		996,000		1,863,848
Fibra Uno Administracion SA de CV		1,272,000		3,173,782
Fomento Economico Mexicano SAB de CV — ADR (a)		119,000		10,768,310
Gentera SAB de CV (a)		1,743,000		2,975,438
Grupo Aeroportuario del Pacifico SAB de CV, Class B		149,000		1,060,831
Grupo Financiero Banorte SAB de CV, Series O		1,259,000		7,178,811
Grupo Mexico SAB de CV, Series B		1,793,000		5,534,903
Grupo Sanborns SA de CV (b)		1,037,000		1,657,361
Grupo Televisa SAB — ADR (a)		280,000		10,194,800
Mexico Real Estate Management SA de CV (a)(b)		698,000		1,058,238
Common Stocks			Shares		Value
Mexico (concluded)
PLA Administradora Industrial S de RL de CV (a)			1,037,000		$2,048,045
Wal-Mart de Mexico SAB de CV			3,711,000		8,765,913

					82,984,143
Netherlands — 0.1%
Morgan Stanley BV (a)			50,000		178,000
Peru — 7.9%
Compania de Minas Buenaventura SA — ADR			259,000		2,895,620
Credicorp Ltd.			67,000		10,220,850
Grana y Montero SA — ADR			106,000		850,120
Southern Copper Corp.			138,000		4,496,040

					18,462,630
Total Common Stocks — 96.3%					225,943,984

Corporate Bonds			Par (000)
Brazil — 0.8%
Hypermarcas SA:
3.00%, 10/15/15	BRL		1,648		724,013
11.30%, 10/15/18			961		185,959
Klabin SA:
12.24%, 1/08/19 (c)(d)			1,528		507,289
7.25%, 6/15/20			22		136,667
1.00%, 6/15/22			22		136,667
Lupatech SA, Series 1, 6.50%, 4/15/18 (a)(c)(e)			2,128		35,385

					1,725,980
Netherlands — 0.3%
Morgan Stanley BV, Series 0008, 0.00%, 12/14/15 (f)	USD		55		777,760
Total Corporate Bonds — 1.1%					2,503,740

Participation Notes	Shares
Brazil — 1.2%
Morgan Stanley BV:
(BM&FBovespa SA), due 10/17/17			50		448,066
(Fibria Celulose SA), due 12/07/15			55		771,254
(Lojas Renner SA), due 2/27/17			37		1,515,346
Total Participation Notes — 1.2%					2,734,666

Warrants (g)
Brazil — 0.1%
Hypermarcas SA (Expires 10/15/15)			1,644		—
Klabin SA (Expires 06/15/20)			22,282		—
Merrill Lynch International & Co. (Expires 04/22/16)			45,000		296,918
Total Warrants — 0.1%					296,918
Total Long-Term Investments (Cost — $191,223,798) — 98.7%					231,479,308

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Short-Term Securities		Shares	Value
Money Market — 0.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (h)(i)		2,005,146	$2,005,146

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (h)(i)(j)	USD	935	934,509
Total Short-Term Securities (Cost — $2,939,655) — 1.3%			2,939,655
Total Investments (Cost — $194,163,453) — 100%			234,418,963
Other Assets Less Liabilities — 0.0%			102,866

Net Assets — 100.0%			$234,521,829

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Convertible security.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Zero-coupon bond.

(g)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(h)	Represents the current yield as of report date.

(i)	During the period ended April 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2014	Net Activity	Shares/Beneficial Interest Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,605,292	(7,600,146)	2,005,146	$1,737
BlackRock Liquidity Series, LLC, Money Market Series	$418,423	$516,086	$934,509	$9,831

(j)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	15

Schedule of Investments (concluded)	BlackRock Latin America Fund, Inc.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$116,300,246	—	—	$116,300,246
Chile	6,483,490	—	—	6,483,490
Colombia	1,535,475	—	—	1,535,475
Mexico	82,984,143	—	—	82,984,143
Netherlands	—	—	$178,000	178,000
Peru	18,462,630	—	—	18,462,630
Corporate Bonds	—	$308,719	2,195,021	2,503,740
Participation Notes	—	1,219,320	1,515,346	2,734,666
Warrants	—	296,918	—	296,918
Short-Term Securities	2,005,146	934,509	—	2,939,655

Total	$227,771,130	$2,759,466	$3,888,367	$234,418,963

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$605,307	—	—	$605,307
Liabilities:
Collateral on securities loaned at value	—	$(934,509)	—	(934,509)

Total	$605,307	$(934,509)	—	$(329,202)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Participation Notes	Total
Assets:
Opening Balance, as of October 31, 2014	$1,096,500	$2,027,825	$4,390,007	$7,514,332
Transfers into Level 3		666,108	—	666,108
Transfers out of Level 3		(258,978)	—	(258,978)
Accrued discounts/premiums		(8,024)	—	(8,024)
Net realized loss	(205,503)	(36,707)	(1,026,126)	(1,268,336)
Net change in unrealized appreciation (depreciation)[1,2]	38,080	(206,300)	742,571	574,351
Purchases	386,340	778,349		1,164,689
Sales	(1,137,417)	(767,252)	(2,591,106)	(4,495,775)
Closing Balance, as of April 30, 2015	$178,000	$2,195,021	$1,515,346	$3,888,367

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2015[2]	$(205,503)	$(36,708)	$(1,026,126)	$(1,268,337)

[1] Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2] Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	APRIL 30, 2015

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)	BlackRock Emerging Markets Fund, Inc.	BlackRock Latin America Fund, Inc.

Assets
Investments at value — unaffiliated[1,2]	$891,415,661	$231,479,308
Investments at value — affiliated[3]	3,651,379	2,939,655
Investments sold receivable	3,987,753	5,819,859
Capital shares sold receivable	6,457,502	283,770
Foreign currency at value[4]	2,872,418	605,307
Dividends receivable	1,264,949	334,676
Interest receivable	—	52,867
Securities lending income receivable — affiliated	314	1,295
Prepaid expenses	38,945	33,802

Total assets	909,688,921	241,550,539

Liabilities
Collateral on securities loaned at value	71,706	934,509
Capital shares redeemed payable	36,847,236	405,442
Investments purchased payable	6,891,216	5,080,647
Investment advisory fees payable	738,635	191,581
Service and distribution fees payable	154,335	57,139
Bank overdraft	204,695	—
Deferred foreign capital gain tax payable	34,589	4
Other affiliates payable	3,648	1,688
Officer’s and Directors’ fees payable	875	1,367
Other accrued expenses payable	483,941	356,333

Total liabilities	45,430,876	7,028,710

Net Assets	$864,258,045	$234,521,829

Net Assets Consist of
Paid-in capital	$809,729,044	$270,335,664
Undistributed net investment income	1,118,813	486,481
Accumulated net realized loss	(76,789,744)	(76,397,392)
Net unrealized appreciation/depreciation	130,199,932	40,097,076

Net Assets	$864,258,045	$234,521,829

[1] Investments at cost — unaffiliated	$761,122,493	$191,223,798
[2] Securities loaned at value	$68,558	$794,014
[3] Investments at cost — affiliated	$3,651,379	$2,939,655
[4] Foreign currency at cost	$2,872,416	$771,123

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	17

Statements of Assets and Liabilities (concluded)

April 30, 2015	BlackRock Emerging Markets Fund, Inc.	BlackRock Latin America Fund, Inc.

Net Asset Value
Institutional:
Net assets	$500,266,203	$67,389,525

Shares outstanding, 100 million shares authorized	24,450,877	1,483,228

Net asset value	$20.46	$45.43

Par value	$0.100	$0.100

Investor A:
Net assets	$233,203,544	$129,962,728

Shares outstanding, 100 million shares authorized	11,806,283	2,900,241

Net asset value	$19.75	$44.81

Par value	$0.100	$0.100

Investor B:
Net assets	$524,173	$1,931,737

Shares outstanding, 100 million shares authorized	30,292	45,854

Net asset value	$17.30	$42.13

Par value	$0.100	$0.100

Investor C:
Net assets	$130,264,125	$35,237,839

Shares outstanding, 100 million shares authorized	7,741,801	858,706

Net asset value	$16.83	$41.04

Par value	$0.100	$0.100

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	APRIL 30, 2015

Statements of Operations

Six Months Ended April 30, 2015 (Unaudited)	BlackRock Emerging Markets Fund, Inc.	BlackRock Latin America Fund, Inc.

Investment Income
Dividends — unaffiliated	$7,967,080	$3,193,377
Securities lending — affiliated — net	136,666	9,831
Dividends — affiliated	8,232	1,737
Interest	1,003	—
Foreign taxes withheld	(774,193)	(327,974)

Total income	7,338,788	2,876,971

Expenses
Investment advisory	4,328,254	1,257,669
Service — Investor A	278,146	177,169
Service and distribution — Investor B	2,874	10,903
Service and distribution — Investor C	623,417	193,987
Transfer agent — Institutional	102,662	56,966
Transfer agent — Investor A	256,512	149,742
Transfer agent — Investor B	1,740	4,789
Transfer agent — Investor C	188,254	61,582
Custodian	208,234	65,419
Accounting services	115,613	51,386
Professional	43,448	37,148
Registration	42,015	33,150
Printing	23,721	13,134
Officer and Directors	12,475	5,966
Miscellaneous	15,953	13,736

Total expenses	6,243,318	2,132,746
Less fees waived by Manager	(8,599)	(1,698)

Total expenses after fees waived	6,234,719	2,131,048

Net investment income	1,104,069	745,923

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(10,886,539)[1]	(15,186,826)
Foreign currency transactions	(374,812)	11,137

	(11,261,351)	(15,175,689)

Net change in unrealized appreciation (depreciation) on:
Investments	10,728,997 [2]	(29,483,685)[2]
Foreign currency translations	(76,656)	14,082

	10,652,341	(29,469,603)

Net realized and unrealized loss	(609,010)	(44,645,292)

Net Increase in Net Assets Resulting from Operations	$495,059	$(43,899,369)

[1] Including $438,869 realized foreign capital gain tax.
[2] Including $34,589 and $4, respectively, unrealized foreign capital gain tax.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	19

Statements of Changes in Net Assets

	BlackRock Emerging Markets Fund, Inc.		BlackRock Latin America Fund, Inc
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Operations
Net investment income	$1,104,069	$3,579,170	$745,923	$5,836,091
Net realized gain (loss)	(11,261,351)	(19,480,161)	(15,175,689)	1,366,790
Net change in unrealized appreciation/depreciation	10,652,341	45,056,087	(29,469,603)	(21,585,420)

Net increase (decrease) in net assets resulting from operations	495,059	29,155,096	(43,899,369)	(14,382,539)

Distributions to Shareholders From[1]
Net investment income:
Institutional	(2,841,195)	(1,306,745)	(1,688,848)	(957,184)
Investor A	(328,181)	(505,371)	(3,149,648)	(1,407,408)
Investor B	—	—	(14,311)	—
Investor C	—	—	(488,390)	—

Decrease in net assets resulting from distributions to shareholders	(3,169,376)	(1,812,116)	(5,341,197)	(2,364,592)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	38,931,971	278,046,334	(35,292,366)	(87,754,199)

Net Assets
Total increase (decrease) in net assets	36,257,654	305,389,314	(84,532,932)	(104,501,330)
Beginning of period	828,000,391	522,611,077	319,054,761	423,556,091

End of period	$864,258,045	$828,000,391	$234,521,829	$319,054,761

Undistributed net investment income, end of period	$1,118,813	$3,184,120	$486,481	$5,081,755

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	APRIL 30, 2015

Financial Highlights	BlackRock Emerging Markets Fund, Inc.

	Institutional
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013		2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$20.56		$20.10	$19.28		$18.23	$20.50	$17.01

Net investment income[1]	0.05		0.18	0.19		0.29	0.27	0.13
Net realized and unrealized gain (loss)	(0.04)		0.39	0.90		0.85	(2.34)[2]	3.47	[2]

Net increase (decrease) from investment operations	0.01		0.57	1.09		1.14	(2.07)	3.60

Distributions from net investment income[3]	(0.11)		(0.11)	(0.27)		(0.09)	(0.20)	(0.11)

Net asset value, end of period	$20.46		$20.56	$20.10		$19.28	$18.23	$20.50

Total Return[4]
Based on net asset value	0.08%	[5]	2.86%	5.67%	[6]	6.37%	(10.21)%	21.28%

Ratios to Average Net Assets
Total expenses	1.15%	[7]	1.17%	1.29%		1.33%	1.28%	1.33%

Total expenses after fees waived	1.15%	[7]	1.16%	1.29%		1.33%	1.28%	1.33%

Net investment income	0.55%	[7]	0.88%	0.95%		1.53%	1.39%	0.71%

Supplemental Data
Net assets, end of period (000)	$500,266		$467,132	$186,724		$116,883	$127,181	$123,007

Portfolio turnover rate	46%		94%	71%		155%	138%	135%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Includes a payment from an affiliate to compensate for forgone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 5.51%.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	21

Financial Highlights (continued)	BlackRock Emerging Markets Fund, Inc.

	Investor A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013		2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$19.81		$19.38	$18.61		$17.60	$19.81	$16.45

Net investment income[1]	0.05		0.06	0.13		0.22	0.18	0.07
Net realized and unrealized gain (loss)	(0.08)		0.42	0.86		0.83	(2.24)[2]	3.36	[2]

Net increase (decrease) from investment operations	(0.03)		0.48	0.99		1.05	(2.06)	3.43

Distributions from net investment income[3]	(0.03)		(0.05)	(0.22)		(0.04)	(0.15)	(0.07)

Net asset value, end of period	$19.75		$19.81	$19.38		$18.61	$17.60	$19.81

Total Return[4]
Based on net asset value	(0.15)%	[5]	2.46%	5.30%	[6]	6.02%	(10.48)%	20.93%

Ratios to Average Net Assets
Total expenses	1.60%	[7]	1.58%	1.60%		1.67%	1.59%	1.65%

Total expenses after fees waived	1.59%	[7]	1.58%	1.60%		1.67%	1.59%	1.65%

Net investment income	0.11%	[7]	0.32%	0.69%		1.24%	0.93%	0.43%

Supplemental Data
Net assets, end of period (000)	$233,204		$231,467	$215,490		$174,637	$155,017	$144,976

Portfolio turnover rate	46%		94%	71%		155%	138%	135%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Includes a payment from an affiliate to compensate for forgone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 5.13%.

[7]	Annualized.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	APRIL 30, 2015

Financial Highlights (continued)	BlackRock Emerging Markets Fund, Inc.

	Investor B
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013		2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$17.42		$17.19	$16.49		$15.71	$17.70	$14.76

Net investment income (loss)[1]	(0.09)		(0.14)	(0.08)		0.04	0.00 [2]	(0.07)
Net realized and unrealized gain (loss)	(0.03)		0.37	0.78		0.74	(1.99)	3.01

Net increase (decrease) from investment operations	(0.12)		0.23	0.70		0.78	(1.99)	2.94

Net asset value, end of period	$17.30		$17.42	$17.19		$16.49	$15.71	$17.70

Total Return[3]
Based on net asset value	(0.69)%	[4]	1.34%	4.25%	[5]	4.96%	(11.24)%	19.92%

Ratios to Average Net Assets
Total expenses	2.71%	[6]	2.66%	2.62%		2.66%	2.45%	2.49%

Total expenses after fees waived	2.71%	[6]	2.66%	2.62%		2.66%	2.45%	2.49%

Net investment income (loss)	(1.04)%	[6]	(0.82)%	(0.49)%		0.25%	(0.02)%	(0.45)%

Supplemental Data
Net assets, end of period (000)	$524		$717	$1,381		$2,251	$3,386	$4,677

Portfolio turnover rate	46%		94%	71%		155%	138%	135%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]

Includes a payment from an affiliate to compensate for forgone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 4.06%.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	23

Financial Highlights (concluded)	BlackRock Emerging Markets Fund, Inc.

	Investor C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$16.91		$16.65	$16.02	$15.26	$17.23	$14.38

Net investment income (loss)[1]	(0.05)		(0.08)	(0.03)	0.06	0.05	(0.06)
Net realized and unrealized gain (loss)	(0.03)		0.34	0.74	0.71	(1.98)[2]	2.92 [2]

Net increase (decrease) from investment operations	(0.08)		0.26	0.71	0.77	(1.93)	2.86

Distributions from net investment income[3]	—		—	(0.08)	(0.01)	(0.04)	(0.01)

Net asset value, end of period	$16.83		$16.91	$16.65	$16.02	$15.26	$17.23

Total Return[4]
Based on net asset value	(0.47)%	[5]	1.56%	4.45% [6]	5.07%	(11.21)%	19.90%

Ratios to Average Net Assets
Total expenses	2.42%	[7]	2.41%	2.46%	2.56%	2.37%	2.49%

Total expenses after fees waived	2.42%	[7]	2.41%	2.46%	2.56%	2.37%	2.49%

Net investment income (loss)	(0.71)%	[7]	(0.49)%	(0.18)%	0.38%	0.30%	(0.38)%

Supplemental Data
Net assets, end of period (000)	$130,264		$128,684	$119,015	$102,559	$87,455	$38,711

Portfolio turnover rate	46%		94%	71%	155%	138%	135%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Includes a payment from an affiliate to compensate for forgone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 4.27%.

[7]	Annualized.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	APRIL 30, 2015

Financial Highlights	BlackRock Latin America Fund, Inc.

	Institutional
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$54.16		$56.13	$58.82	$62.80	$75.35	$58.63

Net investment income[1]	0.22		1.08	0.79	0.94	1.31	0.85
Net realized and unrealized gain (loss)	(7.81)		(2.52)	(2.48)	(4.38)	(12.58)	16.82

Net increase (decrease) from investment operations	(7.59)		(1.44)	(1.69)	(3.44)	(11.27)	17.67

Distributions from net investment income[2]	(1.14)		(0.53)	(1.00)	(0.54)	(1.28)	(0.97)

Redemption fee	—		—	—	—	—	0.02

Net asset value, end of period	$45.43		$54.16	$56.13	$58.82	$62.80	$75.35

Total Return[3]
Based on net asset value	(13.98)%	[4]	(2.51)%	(3.01)%	(5.43)%	(15.18)%	30.52%

Ratios to Average Net Assets
Total expenses	1.34%	[5]	1.25%	1.27%	1.32%	1.26%	1.25%

Total expenses after fees waived	1.34%	[5]	1.25%	1.27%	1.32%	1.26%	1.25%

Net investment income	0.96%	[5]	1.99%	1.36%	1.55%	1.89%	1.31%

Supplemental Data
Net assets, end of period (000)	$67,390		$87,941	$110,295	$125,473	$175,554	$200,980

Portfolio turnover rate	19%		42%	66%	50%	33%	64%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	25

Financial Highlights (continued)	BlackRock Latin America Fund, Inc.

	Investor A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$53.31		$55.21	$57.90	$61.67	$74.07	$57.73

Net investment income[1]	0.15		0.92	0.61	0.78	1.08	0.65
Net realized and unrealized gain (loss)	(7.68)		(2.47)	(2.43)	(4.25)	(12.37)	16.54

Net increase (decrease) from investment operations	(7.53)		(1.55)	(1.82)	(3.47)	(11.29)	17.19

Distributions from net investment income[2]	(0.97)		(0.35)	(0.87)	(0.30)	(1.11)	(0.88)

Redemption fee	—		—	—	—	—	0.03

Net asset value, end of period	$44.81		$53.31	$55.21	$57.90	$61.67	$74.07

Total Return[3]
Based on net asset value	(14.10)%	[4]	(2.78)%	(3.27)%	(5.60)%	(15.44)%	30.15%

Ratios to Average Net Assets
Total expenses	1.64%	[5]	1.53%	1.53%	1.53%	1.55%	1.53%

Total expenses after fees waived	1.63%	[5]	1.53%	1.53%	1.53%	1.55%	1.53%

Net investment income	0.65%	[5]	1.72%	1.06%	1.32%	1.57%	1.00%

Supplemental Data
Net assets, end of period (000)	$129,963		$178,571	$236,205	$315,531	$405,903	$616,664

Portfolio turnover rate	19%		42%	66%	50%	33%	64%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	APRIL 30, 2015

Financial Highlights (continued)	BlackRock Latin America Fund, Inc.

	Investor B
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$49.60		$51.51	$53.96	$57.68	$69.31	$54.12

Net investment income (loss)[1]	(0.07)		0.35	0.08	0.24	0.46	0.12
Net realized and unrealized gain (loss)	(7.13)		(2.26)	(2.28)	(3.96)	(11.59)	15.50

Net increase (decrease) from investment operations	(7.20)		(1.91)	(2.20)	(3.72)	(11.13)	15.62

Distributions from net investment income[2]	(0.27)		—	(0.25)	—	(0.50)	(0.45)

Redemption fee	—		—	—	—	—	0.02

Net asset value, end of period	$42.13		$49.60	$51.51	$53.96	$57.68	$69.31

Total Return[3]
Based on net asset value	(14.52)%	[4]	(3.71)%	(4.12)%	(6.45)%	(16.16)%	29.06%

Ratios to Average Net Assets
Total expenses	2.61%	[5]	2.51%	2.44%	2.41%	2.40%	2.37%

Total expenses after fees waived	2.61%	[5]	2.51%	2.44%	2.41%	2.40%	2.37%

Net investment income (loss)	(0.33)%	[5]	0.71%	0.15%	0.43%	0.71%	0.21%

Supplemental Data
Net assets, end of period (000)	$1,932		$2,820	$5,009	$7,989	$11,866	$18,660

Portfolio turnover rate	19%		42%	66%	50%	33%	64%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	27

Financial Highlights (concluded)	BlackRock Latin America Fund, Inc.

	Investor C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$48.57		$50.37	$52.79	$56.39	$67.92	$53.17

Net investment income (loss)[1]	(0.04)		0.43	0.13	0.27	0.51	0.14
Net realized and unrealized gain (loss)	(6.99)		(2.23)	(2.24)	(3.87)	(11.35)	15.21

Net increase (decrease) from investment operations	(7.03)		(1.80)	(2.11)	(3.60)	(10.84)	15.35

Distributions from net investment income[2]	(0.50)		—	(0.31)	—	(0.69)	(0.62)

Redemption fee	—		—	—	—	—	0.02

Net asset value, end of period	$41.04		$48.57	$50.37	$52.79	$56.39	$67.92

Total Return[3]
Based on net asset value	(14.46)%	[4]	(3.57)%	(4.05)%	(6.38)%	(16.10)%	29.15%

Ratios to Average Net Assets
Total expenses	2.49%	[5]	2.36%	2.35%	2.35%	2.33%	2.32%

Total expenses after fees waived	2.49%	[5]	2.36%	2.35%	2.35%	2.33%	2.32%

Net investment income (loss)	(0.21)%	[5]	0.88%	0.25%	0.49%	0.80%	0.24%

Supplemental Data
Net assets, end of period (000)	$35,238		$49,724	$72,047	$111,344	$160,612	$217,750

Portfolio turnover rate	19%		42%	66%	50%	33%	64%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	APRIL 30, 2015

Notes to Financial Statements

1. Organization:

BlackRock Emerging Markets Fund, Inc. (“Emerging Markets”) and BlackRock Latin America Fund, Inc. (“Latin America”) (each, a “Fund” or collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is organized as a Maryland corporation. Each Fund is classified as non-diversified.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor B Shares	No	Yes	To Investor A Shares after approximately 8 years
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the applicable Board of Directors of each Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Participation notes are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services.

Equity investments traded on a recognized securities exchange are valued at the official close each day. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

The Funds value their investments in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying funds’ net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Funds may withdraw up to 25% of their investment daily, although the Manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

SEMI-ANNUAL REPORT	APRIL 30, 2015	29

Notes to Financial Statements (continued)

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Investments and be valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Funds’ books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components may be treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., forward foreign currency exchange contracts) that would be “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

30	SEMI-ANNUAL REPORT	APRIL 30, 2015

Notes to Financial Statements (continued)

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Participation Notes: The Funds may invest in participation notes (“P-Notes”). P-Notes are promissory notes issued by banks or broker-dealers that are designed to offer the Funds a return measured by the change in the value of the underlying security or basket of securities (the “underlying security”) while not holding the actual shares of the underlying security. P-Notes are typically used to allow the Funds to gain exposure to securities traded in foreign markets that may be restricted due to country-specific regulations. When the P-Note matures, the issuer will pay to, or receive from, the Funds the difference between the value of the underlying security at the time of the purchase and the underlying security’s value at maturity of the P-Notes. Income received on P-Notes is recorded by the Funds as dividend income in the Statements of Operations. An investment in a P-Note involves additional risks beyond the risks normally associated with a direct investment in the underlying security. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. The Funds must rely on the creditworthiness of the issuer for their investment returns on the P-Notes and have no rights against the issuer of the underlying security. A P-Note may be more volatile and less liquid than other investments held by the Funds since the P-Note generally is dependent on the liquidity in the local trading market for the underlying security.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of April 30, 2015, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

SEMI-ANNUAL REPORT	APRIL 30, 2015	31

Notes to Financial Statements (continued)

As of April 30, 2015, the following table is a summary of the Funds’ securities lending agreements by counterparty, which are subject to offset under an MSLA:

Emerging Markets
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
UBS Securities LLC	$68,558	$(68,558)	—

Latin America
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Deutsche Bank Securities, Inc.	$117,725	$(117,725)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc	189,869	(189,869)	—
Morgan Stanley & Co. LLC	486,420	(486,420)	—

Total	$794,014	$(794,014)	—

[1]

Collateral with values of $71,706 and $934,509 have been received in connection with securities lending agreements for Emerging Markets and Latin America, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Forward Foreign Currency Exchange Contracts: The Funds enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies, in which some of the investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended April 30, 2015
	Net Realized Loss from		Net Change in Unrealized Appreciation on
	Emerging Markets	Latin America	Emerging Markets	Latin America
Foreign currency exchange contracts:
Foreign currency transactions/translations	$(227,392)	$(24,567)	—	—

For the six months ended April 30, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Emerging Markets		Latin America
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,130,858		$635,678	[1]
Average amounts sold — in USD	$29,459,954	[1]	$1,611,298	[1]

[1]	Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

32	SEMI-ANNUAL REPORT	APRIL 30, 2015

Notes to Financial Statements (continued)

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.00%
$1 Billion — $3 Billion	0.94%
$3 Billion — $5 Billion	0.90%
$5 Billion — $10 Billion	0.87%
Greater than $10 Billion	0.85%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are shown as fees waived by Manager in the Statements of Operations.

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), each an affiliate of the Manager. The Manager pays the sub-advisor, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the six months ended April 30, 2015, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

	Emerging Markets	Latin America
Amounts reimbursed	$4,511	$1,810

The Funds entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B and Investor C shareholders.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2015, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Emerging Markets	Latin America
Institutional	$1,392	$632
Investor A	$5,404	$8,124
Investor B	$158	$324
Investor C	$2,030	$457

SEMI-ANNUAL REPORT	APRIL 30, 2015	33

Notes to Financial Statements (continued)

For the six months ended April 30, 2015, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

	Emerging Markets	Latin America
Investor A	$23,866	$2,062

For the six months ended April 31, 2015, affiliates received CDSCs as follows:

	Emerging Markets	Latin America
Investor A	$13,922	—
Investor B	$103	$179
Investor C	$10,046	$1,778

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, each Fund retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by each Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended April 30, 2015, each Fund paid BIM the following amounts for securities lending agent services:

	Emerging Markets	Latin America
Securities lending services	$27,520	$2,218

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in officer and directors in the Statements of Operations.

6. Purchases and Sales:

For the six month ended April 30, 2015, purchases and sales of investments excluding short-term securities were as follows:

	Emerging Markets	Latin America
Purchases	$496,233,277	$47,798,249
Sales	$390,982,901	$80,927,619

7. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for the four years ended October 31, 2014. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

34	SEMI-ANNUAL REPORT	APRIL 30, 2015

Notes to Financial Statements (continued)

As of October 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires October 31,	Emerging Markets	Latin America
2017	$11,598,286	$43,968,643
No expiration date[1]	44,376,702	2,918,093

Total	$55,974,988	$46,886,736

[1]	Must be utilized prior to losses subject to expiration.

As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Emerging Markets	Latin America
Tax cost	$774,327,301	$208,763,169

Gross unrealized appreciation	$146,045,619	$54,990,852
Gross unrealized depreciation	(25,305,880)	(29,335,058)

Net unrealized appreciation	$120,739,739	$25,655,794

8. Bank Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Prior to November 25, 2014, the aggregate commitment amount was $1.1 billion, of which the Participating Funds, including the Funds, could borrow up to $650 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2015, the Funds did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by a Fund.

As of April 30, 2015, Emerging Markets invested a significant portion of its assets in securities in the Banks sector and Latin America invested a significant portion of its assets in securities in the Commercial Banks sector. Changes in economic conditions affecting such sectors would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

SEMI-ANNUAL REPORT	APRIL 30, 2015	35

Notes to Financial Statements (continued)

As of April 30, 2015, the Funds’ investments had the following industry classifications:

Emerging Markets
Industry	Percent of Long-Term Investments
Banks	24%
Semiconductors & Semiconductor Equipment	13
Oil, Gas & Consumable Fuels	8
Insurance	6
Other[1]	49

Latin America
Industry	Percent of Long-Term Investments
Commercial Banks	24%
Beverages	11
Food & Staples Retailing	7
Construction Materials	6
Metals & Mining	6
Insurance	5
Other[1]	41

[1]	All other industries held were each less than 5% of long-term investments

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2015		Year Ended October 31, 2014
Emerging Markets	Shares	Amount	Shares	Amount
Institutional
Shares sold	6,628,613	$132,758,306	17,763,925	$348,993,662
Shares issued to shareholders in reinvestment of distributions	144,096	2,760,865	61,418	1,200,104
Shares redeemed	(5,045,624)	(100,931,636)	(4,391,348)	(89,480,055)

Net increase	1,727,085	$34,587,535	13,433,995	$260,713,711

Investor A
Shares sold and automatic conversion of shares	1,664,083	$31,805,087	3,203,227	$61,575,746
Shares issued to shareholders in reinvestment of distributions	16,434	304,346	24,777	468,298
Shares redeemed	(1,561,053)	(29,770,145)	(2,657,944)	(51,286,483)

Net increase	119,464	$2,339,288	570,060	$10,757,561

Investor B
Shares sold	851	$14,219	2,281	$39,431
Shares redeemed and automatic conversion of shares	(11,711)	(196,175)	(41,466)	(698,515)

Net decrease	(10,860)	$(181,956)	(39,185)	$(659,084)

Investor C
Shares sold	1,045,422	$17,063,983	2,176,534	$35,675,290
Shares issued to shareholders in reinvestment of distributions			—	—
Shares redeemed	(911,423)	(14,876,879)	(1,715,814)	(28,441,144)

Net increase	133,999	$2,187,104	460,720	$7,234,146

Total Net Increase	1,969,688	$38,931,971	14,425,590	$278,046,334

36	SEMI-ANNUAL REPORT	APRIL 30, 2015

Notes to Financial Statements (concluded)

	Six Months Ended April 30, 2015		Year Ended October 31, 2014
Latin America	Shares	Amount	Shares	Amount
Institutional
Shares sold	343,282	$15,693,154	746,988	$40,468,734
Shares issued to shareholders in reinvestment of distributions	32,763	1,470,584	16,287	842,525
Shares redeemed	(516,499)	(24,404,647)	(1,104,566)	(59,318,590)

Net decrease	(140,454)	$(7,240,909)	(341,291)	$(18,007,331)

Investor A
Shares sold and automatic conversion of shares	112,048	$5,105,662	469,451	$25,155,174
Shares issued to shareholders in reinvestment of distributions	63,004	2,792,238	24,321	1,241,350
Shares redeemed	(624,345)	(28,531,111)	(1,422,497)	(74,930,453)

Net decrease	(449,293)	$(20,633,211)	(928,725)	$(48,533,929)

Investor B
Shares sold	1	$73	416	$19,697
Shares issued to shareholders in reinvestment of distributions	323	13,492	—	—
Shares redeemed and automatic conversion of shares	(11,325)	(484,077)	(40,804)	(1,960,647)

Net decrease	(11,001)	$(470,512)	(40,388)	$(1,940,950)

Investor C
Shares sold	36,477	$1,501,868	116,429	$5,623,757
Shares issued to shareholders in reinvestment of distributions	10,994	447,652	—	—
Shares redeemed	(212,565)	(8,897,254)	(523,004)	(24,895,746)

Net decrease	(165,094)	$(6,947,734)	(406,575)	$(19,271,989)

Total Net Increase	(765,842)	$(35,292,366)	(1,716,979)	$(87,754,199)

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	37

Officers and Directors

Rodney D. Johnson, Chair of the Board and Director

David O. Beim, Director

Collette Chilton, Director

Frank J. Fabozzi, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Ian A. MacKinnon, Director

Cynthia A. Montgomery, Director

Barbara G. Novick, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Mark Stalnecker, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2014, Paul L. Audet and Henry Gabbay resigned as Directors of the Funds and Ronald W. Forbes resigned as a Director of the Funds and Co-Chair of the Board. Effective January 1, 2015, Collette Chilton, Barbara G. Novick and Mark Stalnecker were appointed to serve as Directors of the Funds.

Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Compliance Officer of the Funds and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Funds.

Effective May 18, 2015. Ian MacKinnon resigned as a Director of the Funds.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Advisor BlackRock International Limited Edinburgh, EH3 8JB United Kingdom	Custodian Brown Brothers Harriman & Co. Boston, MA 02109	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

Distributor BlackRock Investments, LLC New York, NY 10022	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Sidley Austin LLP New York, NY 10019	Accounting Agent State Street Bank and Trust Company Boston, MA 02110

38	SEMI-ANNUAL REPORT	APRIL 30, 2015

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

SEMI-ANNUAL REPORT	APRIL 30, 2015	39

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

40	SEMI-ANNUAL REPORT	APRIL 30, 2015

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMLA-4/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date:	July 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Latin America Fund, Inc.

Date:	July 1, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Latin America Fund, Inc.

Date:	July 1, 2015

3